Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7098 Telephone: (215) 564-8000 Fax: (215) 564-8120

Fabio Battaglia
fbattaglia@stradley.com
215.564.8077

January 9, 2018

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE: GPS Funds II – Nos. 811-22486 and 333-170106 (the "Registrant")

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), please find transmitted herewith, for filing via the EDGAR system, Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (the "Amendment"). The Registrant is filing this Amendment for the purpose of registering shares of three new series designated as the GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund (the "Funds").

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Funds.

The Amendment relates only to the Funds and does not affect the prospectuses and statements of additional information of the Registrant's other series.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or to Michael P. O'Hare at (215) 564-8198.

Very truly yours,

/s/ Fabio Battaglia
Fabio Battaglia